Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000018356 | Microsoft Corp8938531
Holdings [Line Items]
Percent of Total Investments	4.90%
C000018356 | Alphabet Inc8938034
Holdings [Line Items]
Percent of Total Investments	3.60%
C000018356 | NVIDIA Corp8938563
Holdings [Line Items]
Percent of Total Investments	2.90%
C000018356 | Apple Inc8938091
Holdings [Line Items]
Percent of Total Investments	2.70%
C000018356 | Broadcom Inc8938165
Holdings [Line Items]
Percent of Total Investments	2.60%
C000018356 | Amazon.com Inc8938045
Holdings [Line Items]
Percent of Total Investments	2.20%
C000018356 | Meta Platforms Inc8938518
Holdings [Line Items]
Percent of Total Investments	1.70%
C000018356 | Johnson & Johnson8938466
Holdings [Line Items]
Percent of Total Investments	1.70%
C000018356 | JPMorgan Chase & Co8938470
Holdings [Line Items]
Percent of Total Investments	1.50%
C000018356 | Morgan Stanley8938542
Holdings [Line Items]
Percent of Total Investments	1.30%
C000018356 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018356 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000018356 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000018356 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000018356 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000018356 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000018356 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000018356 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000018356 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000018356 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000018356 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000018356 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000018356 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000018358 | Microsoft Corp8936440
Holdings [Line Items]
Percent of Total Investments	5.20%
C000018358 | Apple Inc8936017
Holdings [Line Items]
Percent of Total Investments	4.90%
C000018358 | Alphabet Inc8935991
Holdings [Line Items]
Percent of Total Investments	3.40%
C000018358 | NVIDIA Corp8936494
Holdings [Line Items]
Percent of Total Investments	2.80%
C000018358 | Broadcom Inc8936085
Holdings [Line Items]
Percent of Total Investments	2.50%
C000018358 | Meta Platforms Inc8936432
Holdings [Line Items]
Percent of Total Investments	2.40%
C000018358 | Amazon.com Inc8935995
Holdings [Line Items]
Percent of Total Investments	2.00%
C000018358 | U.S. Treasury Bill8936808
Holdings [Line Items]
Percent of Total Investments	1.80%
C000018358 | JPMorgan Chase & Co8936367
Holdings [Line Items]
Percent of Total Investments	1.40%
C000018358 | Johnson & Johnson8936360
Holdings [Line Items]
Percent of Total Investments	1.20%
C000018358 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018358 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000018358 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000018358 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000018358 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000018358 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000018358 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000018358 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000018358 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000018358 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000018358 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000018358 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000018358 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000018358 | Total Return Swap
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000018358 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000018357 | NVIDIA Corp8937566
Holdings [Line Items]
Percent of Total Investments	6.50%
C000018357 | Apple Inc8936087
Holdings [Line Items]
Percent of Total Investments	6.30%
C000018357 | Microsoft Corp8937461
Holdings [Line Items]
Percent of Total Investments	5.70%
C000018357 | Amazon.com Inc8936006
Holdings [Line Items]
Percent of Total Investments	3.50%
C000018357 | Alphabet Inc8935998
Holdings [Line Items]
Percent of Total Investments	2.90%
C000018357 | Broadcom Inc8936277
Holdings [Line Items]
Percent of Total Investments	2.90%
C000018357 | Alphabet Inc8936000
Holdings [Line Items]
Percent of Total Investments	2.40%
C000018357 | Meta Platforms Inc8937448
Holdings [Line Items]
Percent of Total Investments	2.20%
C000018357 | Tesla Inc8938046
Holdings [Line Items]
Percent of Total Investments	1.90%
C000018357 | Berkshire Hathaway Inc8936206
Holdings [Line Items]
Percent of Total Investments	1.50%
C000018357 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018357 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000018357 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000018357 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000018357 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000018357 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000018357 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000018357 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000018357 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000018357 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000018357 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000018357 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000018357 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000018357 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000134335 | NVIDIA Corp8949247
Holdings [Line Items]
Percent of Total Investments	7.20%
C000134335 | Apple Inc8948652
Holdings [Line Items]
Percent of Total Investments	6.90%
C000134335 | Microsoft Corp8949191
Holdings [Line Items]
Percent of Total Investments	6.10%
C000134335 | Amazon.com Inc8948619
Holdings [Line Items]
Percent of Total Investments	3.80%
C000134335 | Broadcom Inc8948718
Holdings [Line Items]
Percent of Total Investments	3.20%
C000134335 | Alphabet Inc8948613
Holdings [Line Items]
Percent of Total Investments	3.10%
C000134335 | Alphabet Inc8948615
Holdings [Line Items]
Percent of Total Investments	2.50%
C000134335 | Meta Platforms Inc8949180
Holdings [Line Items]
Percent of Total Investments	2.40%
C000134335 | Tesla Inc8949444
Holdings [Line Items]
Percent of Total Investments	2.00%
C000134335 | Berkshire Hathaway Inc8948696
Holdings [Line Items]
Percent of Total Investments	1.60%
C000134335 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000134335 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000134335 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000134335 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000134335 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000134335 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000134335 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000134335 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000134335 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000134335 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000134335 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000134335 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000134335 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000109763 | Spotify Technology SA8948782
Holdings [Line Items]
Percent of Total Investments	1.10%
C000109763 | CRH PLC8950698
Holdings [Line Items]
Percent of Total Investments	1.00%
C000109763 | Snowflake Inc8948727
Holdings [Line Items]
Percent of Total Investments	1.00%
C000109763 | Marvell Technology Inc8947534
Holdings [Line Items]
Percent of Total Investments	1.00%
C000109763 | Vertiv Holdings Co8949277
Holdings [Line Items]
Percent of Total Investments	0.80%
C000109763 | Cloudflare Inc8950521
Holdings [Line Items]
Percent of Total Investments	0.80%
C000109763 | NU Holdings Ltd/Cayman Islands8947874
Holdings [Line Items]
Percent of Total Investments	0.70%
C000109763 | ROBLOX Corp8948487
Holdings [Line Items]
Percent of Total Investments	0.70%
C000109763 | Alnylam Pharmaceuticals Inc8949721
Holdings [Line Items]
Percent of Total Investments	0.70%
C000109763 | Carvana Co8950370
Holdings [Line Items]
Percent of Total Investments	0.60%
C000109763 | Finland
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000109763 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000109763 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000109763 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000109763 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000109763 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000109763 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000109763 | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000109763 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000109763 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000109763 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000109763 | United States
Holdings [Line Items]
Percent of Net Asset Value	94.30%
C000018361 | Jazz Pharmaceuticals PLC8941228
Holdings [Line Items]
Percent of Total Investments	0.70%
C000018361 | Credo Technology Group Holding Ltd8940872
Holdings [Line Items]
Percent of Total Investments	0.70%
C000018361 | Fabrinet8940996
Holdings [Line Items]
Percent of Total Investments	0.70%
C000018361 | Argan Inc8940614
Holdings [Line Items]
Percent of Total Investments	0.60%
C000018361 | Ensign Group Inc/The8940966
Holdings [Line Items]
Percent of Total Investments	0.60%
C000018361 | SPX Technologies Inc8941744
Holdings [Line Items]
Percent of Total Investments	0.60%
C000018361 | Insmed Inc8941193
Holdings [Line Items]
Percent of Total Investments	0.50%
C000018361 | Guardant Health Inc8941103
Holdings [Line Items]
Percent of Total Investments	0.50%
C000018361 | InterDigital Inc8941197
Holdings [Line Items]
Percent of Total Investments	0.50%
C000018361 | Mirion Technologies Inc8941365
Holdings [Line Items]
Percent of Total Investments	0.50%
C000018361 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018361 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000018361 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000018361 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000018361 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000018361 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000018361 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018361 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000018361 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000018361 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000018361 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000018361 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000018361 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000018361 | Right
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000111997 | Columbia Banking System Inc8942431
Holdings [Line Items]
Percent of Total Investments	1.20%
C000111997 | WESCO International Inc8943305
Holdings [Line Items]
Percent of Total Investments	1.10%
C000111997 | Old National Bancorp/IN8942947
Holdings [Line Items]
Percent of Total Investments	1.00%
C000111997 | Cleveland-Cliffs Inc8942408
Holdings [Line Items]
Percent of Total Investments	0.90%
C000111997 | Abercrombie & Fitch Co8943359
Holdings [Line Items]
Percent of Total Investments	0.90%
C000111997 | Astec Industries Inc8942264
Holdings [Line Items]
Percent of Total Investments	0.90%
C000111997 | Molina Healthcare Inc8942861
Holdings [Line Items]
Percent of Total Investments	0.90%
C000111997 | Jackson Financial Inc8942733
Holdings [Line Items]
Percent of Total Investments	0.80%
C000111997 | Lumentum Holdings Inc8942803
Holdings [Line Items]
Percent of Total Investments	0.80%
C000111997 | Commercial Metals Co8942435
Holdings [Line Items]
Percent of Total Investments	0.80%
C000111997 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000111997 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000111997 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000111997 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000111997 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000111997 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000111997 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000111997 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000111997 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000111997 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000111997 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000111997 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000111997 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000111997 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000111997 | Right
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018359 | Ensign Group Inc/The8937248
Holdings [Line Items]
Percent of Total Investments	1.20%
C000018359 | RBC Bearings Inc8937746
Holdings [Line Items]
Percent of Total Investments	1.10%
C000018359 | Casey's General Stores Inc8937102
Holdings [Line Items]
Percent of Total Investments	0.90%
C000018359 | AAON Inc8936854
Holdings [Line Items]
Percent of Total Investments	0.70%
C000018359 | Fabrinet8937291
Holdings [Line Items]
Percent of Total Investments	0.70%
C000018359 | Advanced Drainage Systems Inc8936880
Holdings [Line Items]
Percent of Total Investments	0.60%
C000018359 | HealthEquity Inc8937434
Holdings [Line Items]
Percent of Total Investments	0.60%
C000018359 | Argan Inc8936964
Holdings [Line Items]
Percent of Total Investments	0.60%
C000018359 | Keysight Technologies Inc8937522
Holdings [Line Items]
Percent of Total Investments	0.60%
C000018359 | Balchem Corp8937008
Holdings [Line Items]
Percent of Total Investments	0.60%
C000018359 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018359 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000018359 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000018359 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018359 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000018359 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000018359 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000018359 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000018359 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000018359 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000018359 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000018359 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000018359 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000198133 | Apple Inc8951932
Holdings [Line Items]
Percent of Total Investments	5.10%
C000198133 | Microsoft Corp8952033
Holdings [Line Items]
Percent of Total Investments	4.70%
C000198133 | NVIDIA Corp8952047
Holdings [Line Items]
Percent of Total Investments	4.30%
C000198133 | Alphabet Inc8951923
Holdings [Line Items]
Percent of Total Investments	3.10%
C000198133 | Amazon.com Inc8951926
Holdings [Line Items]
Percent of Total Investments	2.10%
C000198133 | Meta Platforms Inc8952030
Holdings [Line Items]
Percent of Total Investments	1.70%
C000198133 | Johnson & Johnson8952018
Holdings [Line Items]
Percent of Total Investments	1.50%
C000198133 | Broadcom Inc8951949
Holdings [Line Items]
Percent of Total Investments	1.30%
C000198133 | Cisco Systems Inc8951959
Holdings [Line Items]
Percent of Total Investments	1.30%
C000198133 | Visa Inc8952227
Holdings [Line Items]
Percent of Total Investments	1.20%
C000198133 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000198133 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000198133 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000198133 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000198133 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000198133 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000198133 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000198133 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000198133 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000198133 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000198133 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000198133 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000198133 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000036888 | Cisco Systems Inc8943955
Holdings [Line Items]
Percent of Total Investments	2.30%
C000036888 | Verizon Communications Inc8944087
Holdings [Line Items]
Percent of Total Investments	1.90%
C000036888 | Merck & Co Inc8944031
Holdings [Line Items]
Percent of Total Investments	1.70%
C000036888 | AT&T Inc8943928
Holdings [Line Items]
Percent of Total Investments	1.60%
C000036888 | Johnson & Johnson8944011
Holdings [Line Items]
Percent of Total Investments	1.60%
C000036888 | Bristol-Myers Squibb Co8943943
Holdings [Line Items]
Percent of Total Investments	1.50%
C000036888 | Incyte Corp8944001
Holdings [Line Items]
Percent of Total Investments	1.50%
C000036888 | Comcast Corp8943961
Holdings [Line Items]
Percent of Total Investments	1.30%
C000036888 | Exxon Mobil Corp8943984
Holdings [Line Items]
Percent of Total Investments	1.20%
C000036888 | Alphabet Inc8944114
Holdings [Line Items]
Percent of Total Investments	1.20%
C000036888 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000036888 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000036888 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000036888 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000036888 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000036888 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000036888 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000036888 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000036888 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000036888 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000036888 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000036888 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000036888 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000036888 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000160603 | Cisco Systems Inc8948207
Holdings [Line Items]
Percent of Total Investments	2.10%
C000160603 | Alphabet Inc8948160
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160603 | Johnson & Johnson8948267
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160603 | AT&T Inc8948179
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160603 | Novartis AG8947584
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160603 | Verizon Communications Inc8948325
Holdings [Line Items]
Percent of Total Investments	1.40%
C000160603 | Comcast Corp8948216
Holdings [Line Items]
Percent of Total Investments	1.30%
C000160603 | Endesa SA8947608
Holdings [Line Items]
Percent of Total Investments	1.00%
C000160603 | Pfizer Inc8948479
Holdings [Line Items]
Percent of Total Investments	0.90%
C000160603 | eBay Inc8948229
Holdings [Line Items]
Percent of Total Investments	0.90%
C000160603 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000160603 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000160603 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000160603 | United States
Holdings [Line Items]
Percent of Net Asset Value	58.20%
C000160603 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000160603 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000160603 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000160603 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000160603 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000160603 | France
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000160603 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000160603 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000018354 | Samsung Electronics Co Ltd8932059
Holdings [Line Items]
Percent of Total Investments	1.80%
C000018354 | Taiwan Semiconductor Manufacturing Co Ltd8932534
Holdings [Line Items]
Percent of Total Investments	1.50%
C000018354 | Roche Holding AG8930217
Holdings [Line Items]
Percent of Total Investments	1.10%
C000018354 | AIA Group Ltd8930686
Holdings [Line Items]
Percent of Total Investments	1.00%
C000018354 | Tencent Holdings Ltd8930890
Holdings [Line Items]
Percent of Total Investments	1.00%
C000018354 | Reckitt Benckiser Group PLC8930640
Holdings [Line Items]
Percent of Total Investments	1.00%
C000018354 | Ambev SA8929869
Holdings [Line Items]
Percent of Total Investments	0.80%
C000018354 | ING Groep NV8932154
Holdings [Line Items]
Percent of Total Investments	0.80%
C000018354 | Bayer AG8930337
Holdings [Line Items]
Percent of Total Investments	0.80%
C000018354 | Sanofi SA8930542
Holdings [Line Items]
Percent of Total Investments	0.80%
C000018354 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018354 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000018354 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000018354 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000018354 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000018354 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000018354 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000018354 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000018354 | France
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000018354 | Japan
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000018354 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000018354 | China
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000018354 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000054521 | AIA Group Ltd8942749
Holdings [Line Items]
Percent of Total Investments	1.50%
C000054521 | Samsung Electronics Co Ltd8943367
Holdings [Line Items]
Percent of Total Investments	1.40%
C000054521 | Tencent Holdings Ltd8942866
Holdings [Line Items]
Percent of Total Investments	1.20%
C000054521 | AP Moller - Maersk A/S8942561
Holdings [Line Items]
Percent of Total Investments	1.10%
C000054521 | Taiwan Semiconductor Manufacturing Co Ltd8943691
Holdings [Line Items]
Percent of Total Investments	1.10%
C000054521 | AIB Group PLC8942943
Holdings [Line Items]
Percent of Total Investments	0.80%
C000054521 | Sanofi SA8942650
Holdings [Line Items]
Percent of Total Investments	0.80%
C000054521 | Shimano Inc8943253
Holdings [Line Items]
Percent of Total Investments	0.80%
C000054521 | BP PLC8942680
Holdings [Line Items]
Percent of Total Investments	0.80%
C000054521 | Reckitt Benckiser Group PLC8942720
Holdings [Line Items]
Percent of Total Investments	0.80%
C000054521 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000054521 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000054521 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000054521 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000054521 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000054521 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000054521 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000054521 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000054521 | France
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000054521 | Japan
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000054521 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000054521 | China
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000054521 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000030145 | Taiwan Semiconductor Manufacturing Co Ltd8929167
Holdings [Line Items]
Percent of Total Investments	6.60%
C000030145 | Tencent Holdings Ltd8928835
Holdings [Line Items]
Percent of Total Investments	3.10%
C000030145 | Samsung Electronics Co Ltd8929047
Holdings [Line Items]
Percent of Total Investments	2.60%
C000030145 | Alibaba Group Holding Ltd8929348
Holdings [Line Items]
Percent of Total Investments	2.20%
C000030145 | Taiwan Semiconductor Manufacturing Co Ltd8929219
Holdings [Line Items]
Percent of Total Investments	1.90%
C000030145 | Naspers Ltd8929607
Holdings [Line Items]
Percent of Total Investments	1.60%
C000030145 | Contemporary Amperex Technology Co Ltd8928725
Holdings [Line Items]
Percent of Total Investments	1.30%
C000030145 | SK Hynix Inc8929056
Holdings [Line Items]
Percent of Total Investments	1.20%
C000030145 | Emaar Properties PJSC8928694
Holdings [Line Items]
Percent of Total Investments	1.20%
C000030145 | SK Square Co Ltd8929682
Holdings [Line Items]
Percent of Total Investments	1.20%
C000030145 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000030145 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030145 | United States
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030145 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000030145 | China
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000030145 | Greece
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030145 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030145 | Kazakhstan
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030145 | Philippines
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030145 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030145 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000030145 | India
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000039813 | Towd Point Mortgage Trust8940700
Holdings [Line Items]
Percent of Total Investments	0.70%
C000039813 | U.S. Treasury Bills8939142
Holdings [Line Items]
Percent of Total Investments	0.50%
C000039813 | FHLMC STACR REMIC Trust8939098
Holdings [Line Items]
Percent of Total Investments	0.50%
C000039813 | FHLMC STACR REMIC Trust8939088
Holdings [Line Items]
Percent of Total Investments	0.50%
C000039813 | FHLMC STACR REMIC Trust8939080
Holdings [Line Items]
Percent of Total Investments	0.50%
C000039813 | Hyundai Capital America8938976
Holdings [Line Items]
Percent of Total Investments	0.50%
C000039813 | Barings CLO8940448
Holdings [Line Items]
Percent of Total Investments	0.40%
C000039813 | FHLMC STACR REMIC Trust8939102
Holdings [Line Items]
Percent of Total Investments	0.40%
C000039813 | OCCU Auto Receivables Trust8940049
Holdings [Line Items]
Percent of Total Investments	0.40%
C000039813 | Connecticut Avenue Securities Trust8940595
Holdings [Line Items]
Percent of Total Investments	0.40%
C000039813 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000039813 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000039813 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000039813 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000039813 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000039813 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000039813 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000039813 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000039813 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000039813 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000039813 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000039813 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000039813 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000039813 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000039813 | Food Service
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000039813 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000039813 | Warrants
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000039813 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000039813 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000039813 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000039813 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000018355 | U.S. Treasury Notes8932038
Holdings [Line Items]
Percent of Total Investments	4.20%
C000018355 | U.S. Treasury Bonds8932052
Holdings [Line Items]
Percent of Total Investments	2.10%
C000018355 | U.S. Treasury Notes8932032
Holdings [Line Items]
Percent of Total Investments	1.90%
C000018355 | U.S. Treasury Bonds8932055
Holdings [Line Items]
Percent of Total Investments	1.80%
C000018355 | U.S. Treasury Notes8932041
Holdings [Line Items]
Percent of Total Investments	1.70%
C000018355 | U.S. Treasury Notes8932044
Holdings [Line Items]
Percent of Total Investments	1.40%
C000018355 | U.S. Treasury Notes8932027
Holdings [Line Items]
Percent of Total Investments	1.40%
C000018355 | U.S. Treasury Notes8933603
Holdings [Line Items]
Percent of Total Investments	1.20%
C000018355 | U.S. Treasury Notes8933615
Holdings [Line Items]
Percent of Total Investments	1.10%
C000018355 | U.S. Treasury Notes8935286
Holdings [Line Items]
Percent of Total Investments	1.10%
C000018355 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018355 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000018355 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000018355 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000018355 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000018355 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000018355 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000018355 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000018355 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000018355 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000018355 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000018355 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000018355 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000018355 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000018355 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000018355 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000018355 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	38.60%
C000018355 | Purchased Swaption
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018355 | Sovereign
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018355 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000018355 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000018352 | CCO Holdings LLC8930155
Holdings [Line Items]
Percent of Total Investments	0.60%
C000018352 | X Corp., Tranche B-3 Term Loan, 1st Lien8932874
Holdings [Line Items]
Percent of Total Investments	0.60%
C000018352 | NRG Energy8931394
Holdings [Line Items]
Percent of Total Investments	0.50%
C000018352 | 1261229 BC8933545
Holdings [Line Items]
Percent of Total Investments	0.50%
C000018352 | TransDigm8932124
Holdings [Line Items]
Percent of Total Investments	0.40%
C000018352 | LifeScan Global Corporation, Initial Term Loan, 1st Lien8932666
Holdings [Line Items]
Percent of Total Investments	0.40%
C000018352 | Radiology Partners8931647
Holdings [Line Items]
Percent of Total Investments	0.40%
C000018352 | Level 3 Financing8931078
Holdings [Line Items]
Percent of Total Investments	0.40%
C000018352 | Rithm Capital8931704
Holdings [Line Items]
Percent of Total Investments	0.40%
C000018352 | Voya CLO8933253
Holdings [Line Items]
Percent of Total Investments	0.40%
C000018352 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000018352 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018352 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000018352 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000018352 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000018352 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000018352 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000018352 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000018352 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000018352 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000018352 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000018352 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000018352 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000018352 | Warrants
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000018352 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000018352 | Loan Participation
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000018352 | Forward
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018352 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000112815 | U.S. Treasury Bonds8938633
Holdings [Line Items]
Percent of Total Investments	5.50%
C000112815 | U.S. Treasury Bonds8938635
Holdings [Line Items]
Percent of Total Investments	2.30%
C000112815 | U.S. Treasury Notes8938538
Holdings [Line Items]
Percent of Total Investments	2.20%
C000112815 | U.S. Treasury Bonds8938639
Holdings [Line Items]
Percent of Total Investments	2.10%
C000112815 | U.S. Treasury Bonds8938568
Holdings [Line Items]
Percent of Total Investments	1.70%
C000112815 | U.S. Treasury Bonds8938610
Holdings [Line Items]
Percent of Total Investments	1.50%
C000112815 | U.S. Treasury Bonds8938574
Holdings [Line Items]
Percent of Total Investments	1.50%
C000112815 | U.S. Treasury Bonds8938597
Holdings [Line Items]
Percent of Total Investments	1.40%
C000112815 | U.S. Treasury Bonds8938631
Holdings [Line Items]
Percent of Total Investments	1.30%
C000112815 | U.S. Treasury Bonds8938630
Holdings [Line Items]
Percent of Total Investments	1.30%
C000112815 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000112815 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000112815 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000112815 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000112815 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000112815 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000112815 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000112815 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000112815 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000112815 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000112815 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000112815 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000112815 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000112815 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000112815 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000112815 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000112815 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000112815 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000018351 | U.S. Treasury Bonds8944902
Holdings [Line Items]
Percent of Total Investments	2.00%
C000018351 | Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide8944528
Holdings [Line Items]
Percent of Total Investments	1.30%
C000018351 | U.S. Treasury Bonds8945374
Holdings [Line Items]
Percent of Total Investments	1.10%
C000018351 | U.S. Treasury Bonds8944903
Holdings [Line Items]
Percent of Total Investments	1.00%
C000018351 | Bank of America8944581
Holdings [Line Items]
Percent of Total Investments	0.90%
C000018351 | Comcast8945020
Holdings [Line Items]
Percent of Total Investments	0.80%
C000018351 | JPMorgan Chase8944444
Holdings [Line Items]
Percent of Total Investments	0.60%
C000018351 | Comcast8944628
Holdings [Line Items]
Percent of Total Investments	0.60%
C000018351 | Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide8945128
Holdings [Line Items]
Percent of Total Investments	0.60%
C000018351 | U.S. Treasury Bill8945346
Holdings [Line Items]
Percent of Total Investments	0.60%
C000018351 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000018351 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000018351 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000018351 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000018351 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000018351 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000018351 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000018351 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000018351 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000018351 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000018351 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000018351 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000018351 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000018351 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000018351 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000018351 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096276 | U.S. Treasury Notes8946105
Holdings [Line Items]
Percent of Total Investments	3.80%
C000096276 | U.S. Treasury Notes8945561
Holdings [Line Items]
Percent of Total Investments	2.50%
C000096276 | U.S. Treasury Notes8945559
Holdings [Line Items]
Percent of Total Investments	2.40%
C000096276 | U.S. Treasury Notes8946101
Holdings [Line Items]
Percent of Total Investments	1.50%
C000096276 | U.S. Treasury Notes8946106
Holdings [Line Items]
Percent of Total Investments	1.20%
C000096276 | Truist Bank8945546
Holdings [Line Items]
Percent of Total Investments	1.00%
C000096276 | Golden Credit Card Trust8945988
Holdings [Line Items]
Percent of Total Investments	0.90%
C000096276 | Mars8945513
Holdings [Line Items]
Percent of Total Investments	0.80%
C000096276 | JPMorgan Chase8945896
Holdings [Line Items]
Percent of Total Investments	0.80%
C000096276 | Morgan Stanley8945900
Holdings [Line Items]
Percent of Total Investments	0.80%
C000096276 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000096276 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000096276 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000096276 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000096276 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000096276 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000096276 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000096276 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000096276 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000096276 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000096276 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000096276 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000096276 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000096276 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000096276 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000096276 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000096276 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000018353 | Peru Government Bond8941244
Holdings [Line Items]
Percent of Total Investments	1.20%
C000018353 | Malaysia Government Bond8941309
Holdings [Line Items]
Percent of Total Investments	1.10%
C000018353 | Republic of South Africa Government Bond8941218
Holdings [Line Items]
Percent of Total Investments	1.10%
C000018353 | Petroleos Mexicanos8941553
Holdings [Line Items]
Percent of Total Investments	1.00%
C000018353 | Indonesia Treasury Bond8941264
Holdings [Line Items]
Percent of Total Investments	0.90%
C000018353 | U.S. Treasury Notes8941761
Holdings [Line Items]
Percent of Total Investments	0.90%
C000018353 | Kuwait International Government Bond8941038
Holdings [Line Items]
Percent of Total Investments	0.80%
C000018353 | Republic of South Africa Government Bond8941214
Holdings [Line Items]
Percent of Total Investments	0.80%
C000018353 | Petroleos Mexicanos8941076
Holdings [Line Items]
Percent of Total Investments	0.80%
C000018353 | Republic of Poland Government Bond8941324
Holdings [Line Items]
Percent of Total Investments	0.80%
C000018353 | Country_Supra-National
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000018353 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000018353 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000018353 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000018353 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000018353 | Egypt
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000018353 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000018353 | Peru
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000018353 | Romania
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000018353 | Poland
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000018353 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000018353 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000036889 | U.S. Treasury Inflation Indexed Bonds8940404
Holdings [Line Items]
Percent of Total Investments	6.90%
C000036889 | U.S. Treasury Inflation Indexed Bonds8940406
Holdings [Line Items]
Percent of Total Investments	6.60%
C000036889 | U.S. Treasury Inflation Indexed Bonds8940407
Holdings [Line Items]
Percent of Total Investments	6.40%
C000036889 | U.S. Treasury Inflation-Protected Securities8940435
Holdings [Line Items]
Percent of Total Investments	6.30%
C000036889 | U.S. Treasury Inflation-Protected Securities8940428
Holdings [Line Items]
Percent of Total Investments	6.00%
C000036889 | U.S. Treasury Inflation-Protected Securities8940430
Holdings [Line Items]
Percent of Total Investments	5.90%
C000036889 | U.S. Treasury Inflation-Protected Securities8940418
Holdings [Line Items]
Percent of Total Investments	5.90%
C000036889 | U.S. Treasury Inflation-Protected Securities8940410
Holdings [Line Items]
Percent of Total Investments	5.70%
C000036889 | U.S. Treasury Inflation-Protected Securities8940416
Holdings [Line Items]
Percent of Total Investments	5.30%
C000036889 | U.S. Treasury Inflation-Protected Securities8940425
Holdings [Line Items]
Percent of Total Investments	5.20%
C000036889 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000144225 | U.S. Treasury Notes8949680
Holdings [Line Items]
Percent of Total Investments	5.60%
C000144225 | U.S. Treasury Notes8949687
Holdings [Line Items]
Percent of Total Investments	4.70%
C000144225 | U.S. Treasury Notes8950195
Holdings [Line Items]
Percent of Total Investments	4.00%
C000144225 | U.S. Treasury Notes8949684
Holdings [Line Items]
Percent of Total Investments	3.80%
C000144225 | U.S. Treasury Notes8949686
Holdings [Line Items]
Percent of Total Investments	3.20%
C000144225 | U.S. Treasury Notes8950197
Holdings [Line Items]
Percent of Total Investments	2.80%
C000144225 | U.S. Treasury Bonds8949682
Holdings [Line Items]
Percent of Total Investments	2.80%
C000144225 | U.S. Treasury Notes8949689
Holdings [Line Items]
Percent of Total Investments	2.20%
C000144225 | U.S. Treasury Notes8950193
Holdings [Line Items]
Percent of Total Investments	1.40%
C000144225 | FNMA8949963
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144225 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000144225 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000144225 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000144225 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000144225 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000144225 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000144225 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000144225 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000144225 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000144225 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000144225 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000144225 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000144225 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000144225 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000144225 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000144225 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000144225 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000144225 | Purchased Swaption
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000144225 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000150792 | U.S. Treasury Notes8951272
Holdings [Line Items]
Percent of Total Investments	1.80%
C000150792 | U.S. Treasury Bonds8951265
Holdings [Line Items]
Percent of Total Investments	1.50%
C000150792 | U.S. Treasury Notes8951267
Holdings [Line Items]
Percent of Total Investments	1.00%
C000150792 | U.S. Treasury Notes8951796
Holdings [Line Items]
Percent of Total Investments	0.60%
C000150792 | Bank of America8950619
Holdings [Line Items]
Percent of Total Investments	0.60%
C000150792 | Goldman Sachs Group8951579
Holdings [Line Items]
Percent of Total Investments	0.50%
C000150792 | Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide8950544
Holdings [Line Items]
Percent of Total Investments	0.40%
C000150792 | U.S. Treasury Bonds8951805
Holdings [Line Items]
Percent of Total Investments	0.40%
C000150792 | Citigroup8951523
Holdings [Line Items]
Percent of Total Investments	0.40%
C000150792 | Truist Financial8951176
Holdings [Line Items]
Percent of Total Investments	0.40%
C000150792 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000150792 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000150792 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000150792 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000150792 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000150792 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000150792 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000150792 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000150792 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000150792 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000150792 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000150792 | Financials
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000150792 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000150792 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000150792 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000150792 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000081914 | NVIDIA Corp8944198
Holdings [Line Items]
Percent of Total Investments	5.70%
C000081914 | Apple Inc8943643
Holdings [Line Items]
Percent of Total Investments	5.50%
C000081914 | U.S. Treasury Bill8943843
Holdings [Line Items]
Percent of Total Investments	5.40%
C000081914 | Microsoft Corp8944143
Holdings [Line Items]
Percent of Total Investments	4.80%
C000081914 | Amazon.com Inc8943609
Holdings [Line Items]
Percent of Total Investments	3.00%
C000081914 | Broadcom Inc8943714
Holdings [Line Items]
Percent of Total Investments	2.50%
C000081914 | Alphabet Inc8943603
Holdings [Line Items]
Percent of Total Investments	2.50%
C000081914 | Interest Rate Swap 4.35% 11/02/20318943852
Holdings [Line Items]
Percent of Total Investments	2.00%
C000081914 | Alphabet Inc8943605
Holdings [Line Items]
Percent of Total Investments	2.00%
C000081914 | Meta Platforms Inc8944133
Holdings [Line Items]
Percent of Total Investments	1.90%
C000081914 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000081914 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000081914 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000081914 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000081914 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000081914 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000081914 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000081914 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000081914 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000081914 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000081914 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000081914 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000081914 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000081914 | Total Return Swap
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000081914 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000081914 | Purchased Swaption
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000081914 | Written Swaption
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000081914 | Interest Rate Swap
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000102014 | U.S. Treasury Inflation-Protected Securities8946488
Holdings [Line Items]
Percent of Total Investments	14.90%
C000102014 | U.S. Treasury Inflation-Protected Securities8946492
Holdings [Line Items]
Percent of Total Investments	9.00%
C000102014 | U.S. Treasury Inflation-Protected Securities8946485
Holdings [Line Items]
Percent of Total Investments	3.90%
C000102014 | U.S. Treasury Inflation-Protected Securities8946483
Holdings [Line Items]
Percent of Total Investments	3.60%
C000102014 | U.S. Treasury Inflation-Protected Securities8946490
Holdings [Line Items]
Percent of Total Investments	2.80%
C000102014 | U.S. Treasury Bills8952367
Holdings [Line Items]
Percent of Total Investments	2.70%
C000102014 | U.S. Treasury Bills8952330
Holdings [Line Items]
Percent of Total Investments	2.20%
C000102014 | Exxon Mobil Corp8946680
Holdings [Line Items]
Percent of Total Investments	2.10%
C000102014 | U.S. Treasury Bills8952331
Holdings [Line Items]
Percent of Total Investments	1.80%
C000102014 | U.S. Treasury Bills8952370
Holdings [Line Items]
Percent of Total Investments	1.30%
C000102014 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000102014 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000102014 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000102014 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000102014 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000102014 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000102014 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000102014 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000102014 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	54.30%
C000102014 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000102014 | Right
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000102014 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000102014 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000102014 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000102014 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000102014 | Forward
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000102014 | Interest Rate Swap
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000102014 | Credit Default Swap
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000102014 | Registered Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000102014 | Corporate Obligation
Holdings [Line Items]
Percent of Net Asset Value	6.50%